Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Schedule of Accumulated Other Comprehensive Income(Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax	$ (4,895)		$ (4,895)		$ 2,398
Other Comprehensive Income Loss Before Reclassifications Net Of Tax			(7,293)	$ (11,636)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	0	$ 0	0	$ (2,628)
Accumulated Translation Adjustment [Member]
Schedule of Accumulated Other Comprehensive Income(Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax	$ (4,895)		(4,895)		$ 2,398
Other Comprehensive Income Loss Before Reclassifications Net Of Tax			$ (7,293)